Other Payables and Accruals	12 Months Ended
Dec. 31, 2016
Other Payables and Accruals [Abstract]
Other Payables and Accruals [Text Block]
8.	Other Payables and Accruals

Other payables and accruals consist of the following:

	December 31,	December 31,
	2015	2016
	HK$	HK$

Accrued salaries, wages and bonus	2,849	372
Accrued audit and professional fees	3,194	1,143
Accrued sundries expenses	1,020	1,194
Other payables	3,425	3,429
	10,488	6,138